Accounts payable	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accounts payable	7. Accounts payable Components of accounts payable are as follows as of March 31:
	As of March 31,
	2026	2025
	USD	USD
Trade payables	569,552	1,350,632
Total	569,552	1,350,632